Other (Income) Expense, Net	12 Months Ended
Dec. 31, 2011
Other (Income) Expense, Net [Abstract]
Other Income and Other Expense Disclosure [Text Block]
Other (Income) Expense, Net
Other (income) expense, net consists of the following for the years ended December 31, (in millions):

	2011	2010	2009
Investment activities, including equity in earnings	$1.5	$(0.4)	$(0.6)
Currency transaction loss (gain)	14.7	(6.9)	2.1
Other	(2.5)	—	0.5
	$13.7	$(7.3)	$2.0